Sale of Assets (Tables)	12 Months Ended
Mar. 31, 2018
Disclosure Of Sale Of Assets [Abstract]
Schedule of Reconciliation of Net Gain on Sale of Assets

The following table presents a reconciliation of the net gain on sale of assets for the year ended March 31, 2018 and the full impact of the sale transaction and concurrent debt reimbursements on the net income of the Corporation:

August 7, 2017

Total transaction proceeds	$43,075,587
Inventory sold	(11,185,572)
Net intangible assets sold	(5,791,710)
Write-off of assets, severance costs, transaction costs and costs for activities relating to exiting the bulk krill oil business (i)	(2,395,993)
Net gain on sale of assets as presented in the consolidated statement of earnings	$23,702,312

Impairment loss in inventories – presented in cost of sales (note 6)	(2,376,969)
Penalty on reimbursement, loss on financing fees and reversal of accretion from non-interest bearing debt reimbursed – presented in finance costs (note 16)	(920,429)
Total impact of the transaction on the net income before tax	$20,404,914

(i) Including non-cash write-off of assets of $554,044, employee severance of $1,063,790 and transaction costs of $497,811.